Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

The changes in operating assets and liabilities for the years ended December 31, 2014 and 2013 are comprised of the following:

	2014	2013
Trade accounts receivable	$(20,958)	$(4,191)
Medical supplies	(27)	(252)
Prepaids and other current assets	(2,799)	(253)
Other long-term assets	466	(176)
Trade accounts payable and accrued liabilities	2,840	2,712
Other current liabilities	1,340	43
Other long-term liabilities	(8)	(2)

Total	$(19,146)	$(2,119)